Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Remeasured Liability to Its Estimated Fair Value	The Company measured the fair value of the Junior Debt Exchange on March 31, 2022 with the following assumptions:

As of March 31, 2022
Common stock fair value	$8.26
Exercise price	8.75
Term (in years)	1.8
Volatility	35.00%
Risk-free interest rate	2.16%
Expected dividends	0%
The Company
re-measured
the earnout liability to its estimated fair value as of March 31, 2022 and March 29, 2022 using the Monte-Carlo Simulation with the following assumptions:

	As of March 31, 2022	As of March 29, 2022
Common stock fair value	$8.26	$9.21
Term (in years)	5.0	5.0
Volatility	35.00%	35.00%
Risk-free interest rate	2.42%	2.49%
Expected dividends	0%	0%
The Company
re-measured
the warrant liability to its estimated fair value as of March 29, 2022 and December 31, 2021 using the Black-Scholes option pricing model with the following assumptions:

	As of March 29, 2022	As of December 31, 2021
Exercise price	$0.01	$0.01
Common stock fair value (pre-exchange)	$1.77	$1.81
Term (in years)	9.5	9.8
Volatility	27.57%	27.56%
Risk-free interest rate	2.41%	1.52%
Expected dividends	0%	0%

Liabilities Measured at Fair Value on Recurring Basis
Liabilities measured at fair value on a recurring basis consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31, 2022
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Public Warrants	$12,144	$—	$—	$12,144
Warrant Liabilities - Private Warrants	—	6,031	—	6,031
Other Liabilities - Junior Debt Exchange	—	—	1,986	1,986
Earnout Liability - Sponsor Earnout Shares	—	—	20,881	20,881

Total Liabilities:	$12,144	$6,031	$22,867	$41,042

	December 31, 2021
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Starry Warrants	$—	$—	$14,773	$14,773

Total Liabilities:	$—	$—	$14,773	$14,773

Starry, Inc [Member]
Schedule of Remeasured Liability to Its Estimated Fair Value	The following table provides quantitative information regarding the Level 3 fair value measurement inputs:

	As of October 6, 2021	As of December 31, 2021
Exercise price	$0.05	$0.05
Common stock fair value	$9.83	$9.83
Term (in years)	10.0	9.8
Volatility	27.56%	27.56%
Risk-free interest rate	1.53%	1.52%
Expected dividends	0%	0%

Schedule Of Property Plant And Equipment Useful Life
Property and equipment are depreciated or amortized using the straight-line method, based upon the following estimated useful lives:

Equipment	3 years
Furniture and fixtures	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	shorter of lease term or 5 years
Site acquisition costs	5 years
Distribution system	3 -10 years
Asset retirement obligation	10 years
Construction-in-process	N/A